Segment Information - Summary of Operating Results of Reportable Segments (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Operating Segments [Line Items]
Turnover		€ 50,724	€ 51,980	€ 50,982
Operating profit		8,303	8,708	12,639
Non-underlying items		1,064	1,239	(3,176)
Underlying operating profit		9,367	9,947	9,463
Share of net profit/(loss) of joint ventures and associates		175	176	185
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation		2,018	1,964	2,008
Share-based compensation and other non-cash charges	[1]	203	168	250
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	[2]	150	310	549
Beauty & Personal Care [member]
Disclosure of Operating Segments [Line Items]
Turnover		21,124	21,868	20,624
Operating profit		4,311	4,520	4,165
Non-underlying items		280	440	378
Underlying operating profit		4,591	4,960	4,543
Share of net profit/(loss) of joint ventures and associates		7	1	(1)
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation		710	693	686
Share-based compensation and other non-cash charges	[1]	77	62	102
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	[2]	38	105	122
Foods & Refreshment [member]
Disclosure of Operating Segments [Line Items]
Turnover		19,140	19,287	20,227
Operating profit		2,749	2,811	7,287
Non-underlying items		508	571	(3,711)
Underlying operating profit		3,257	3,382	3,576
Share of net profit/(loss) of joint ventures and associates		163	171	183
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation		946	902	949
Share-based compensation and other non-cash charges	[1]	85	56	102
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	[2]	77	159	164
Home Care [member]
Disclosure of Operating Segments [Line Items]
Turnover		10,460	10,825	10,131
Operating profit		1,243	1,377	1,187
Non-underlying items		276	228	157
Underlying operating profit		1,519	1,605	1,344
Share of net profit/(loss) of joint ventures and associates		5	4	3
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation		362	369	373
Share-based compensation and other non-cash charges	[1]	41	50	46
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	[2]	€ 35	€ 46	€ 263

[1]	Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non-underlying activities.
[2]	Other non-cash charges within non-underlying items includes movements in restructuring provisions and movements in certain legal provisions.